Reclamation Bonds (Details) - USD ($)	Mar. 11, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Reclamation Bonds (Textual)
Surety bond in escrow account		$ 674,000	$ 674,000
Reclamation bonds		758,011	$ 759,351
Return property and the reclamation bond				$ 42,802
Properties escalated from amount		189,000
Subsequent Events [Member] | Utah Division of Oil, Gas and Mining [Member]
Reclamation Bonds (Textual)
Repayment of surety amount	$ 189,000
Minimum [Member]
Reclamation Bonds (Textual)
Properties escalated from amount		1,348,000
Maximum [Member]
Reclamation Bonds (Textual)
Properties escalated from amount		$ 1,537,000